29. Liabilities from financing activities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Short and long-term debt	R$ 7,084,467	R$ 7,105,667
Non-controlling interests from Smiles	480,061	412,013
Treasury shares	126	4,168
Capital stock	2,942,612	2,927,184
Opening balance
Statement Line Items [Line Items]
Short and long-term debt	7,105,667	6,379,220	R$ 9,304,926
Other liabilities	143,473
Non-controlling interests from Smiles	412,013	293,247	224,022
Treasury shares	(4,168)
Shares to be issued	0
Capital stock	2,927,184	2,924,492	2,924,887
Cash flows
Statement Line Items [Line Items]
Short and long-term debt	(536,888)	612,396	(890,559)
Other liabilities	(219,493)
Non-controlling interests from Smiles	875	(238,669)	(171,829)
Treasury shares	(15,929)
Shares to be issued	2,818
Capital stock	15,428	2,169	(395)
Net income for the year
Statement Line Items [Line Items]
Short and long-term debt	0	0	0
Other liabilities	0
Non-controlling interests from Smiles	305,669	359,025	252,745
Treasury shares	0
Shares to be issued	0
Capital stock	0	0	0
Property, Plant And Equipment Acquisition Through Financing [Member]
Statement Line Items [Line Items]
Short and long-term debt	193,506	63,066
Other liabilities	0
Non-controlling interests from Smiles	0	0
Treasury shares	0
Shares to be issued	0
Capital stock	0	0
Write-Off Of Property, Plant And Equipment [Member]
Statement Line Items [Line Items]
Short and long-term debt	(805,081)
Other liabilities	0
Non-controlling interests from Smiles	0
Treasury shares	0
Shares to be issued	0
Capital stock	0
Dividends Distributed By Smiles [Member]
Statement Line Items [Line Items]
Short and long-term debt	0
Other liabilities	238,879
Non-controlling interests from Smiles	(239,877)
Treasury shares	0
Shares to be issued	0
Capital stock	0
Non-cash changes Interest on loans
Statement Line Items [Line Items]
Short and long-term debt	565,854	502,529	627,672
Other liabilities	0
Non-controlling interests from Smiles	0	0	0
Treasury shares	0
Shares to be issued	0
Capital stock	0	0	0
Treasury Shares Sold [Member]
Statement Line Items [Line Items]
Short and long-term debt	0
Other liabilities	0
Non-controlling interests from Smiles	0
Treasury shares	19,971
Shares to be issued	0
Capital stock	0
Gains on change in investment reserve [Member]
Statement Line Items [Line Items]
Short and long-term debt	0
Other liabilities	0
Non-controlling interests from Smiles	561
Treasury shares	0
Shares to be issued	0
Capital stock	0
Non-cash changes Exchange variations on loans
Statement Line Items [Line Items]
Short and long-term debt	1,043,117	68,895	(1,220,608)
Other liabilities	0
Non-controlling interests from Smiles	0	0	0
Treasury shares	0
Shares to be issued	0
Capital stock	0	0	0
Interest paid on loans
Statement Line Items [Line Items]
Short and long-term debt	(481,708)	(505,105)	(606,405)
Other liabilities	0
Non-controlling interests from Smiles	0	0	0
Treasury shares	0
Shares to be issued	0
Capital stock	0	0	0
Other
Statement Line Items [Line Items]
Short and long-term debt	0	(15,334)	(549,007)
Other liabilities	(15,620)
Non-controlling interests from Smiles	820	(1,590)	(11,691)
Treasury shares	0
Shares to be issued	0
Capital stock	0	523	0
Closing balance
Statement Line Items [Line Items]
Short and long-term debt	7,084,467	7,105,667	6,379,220
Other liabilities	147,239
Non-controlling interests from Smiles	480,061	412,013	293,247
Treasury shares	(126)
Shares to be issued	2,818
Capital stock	R$ 2,942,612	R$ 2,927,184	2,924,492
Repurchase of debt securities
Statement Line Items [Line Items]
Short and long-term debt			(286,799)
Non-controlling interests from Smiles			0
Capital stock			R$ 0